Key Management Personnel Disclosures - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2020 shares
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Number of shares granted		1,500,000
Directors and other Key Management Personnel [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Number of shares granted	0